NOTE 10 - INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
NOTE 10 - INCOME TAXES - Loss Before Income Tax, Local and Foreign

	Year Ended
	December 31,
	2021	2020
Tax jurisdiction from:
- Local	$(2,398,382)	$(244,060)
- Foreign	(1,290,286)	(887,749)
Loss before income taxes	$(3,688,668)	$(1,131,809)

NOTE 11 - INCOME TAXES - Deferred Tax Assets and Reconcilation of Income Taxes

	December 31,
	2021	2020
Net Operating loss carryforward	$3,688,668	$1,131,809
Effective tax rate	21%	21%
Deferred tax asset	774,620	237,680
Foreign taxes	(25,806)	(17,755)
Less: valuation allowance	(748,814)	(219,925)
Net deferred tax asset	$—	$—